Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Vs. Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on:		Net Income (in thousands)	Adjusted Diluted EPS (Non-GAAP)(5)
					Total Shareholder Return (“TSR”)	Peer Group TSR(4)
2025	3,356,927	3,182,290	1,834,272	1,731,691	119.25	187.40	181,272	3.06
	(Mr. Chapman)	(Mr. Chapman)
2025	2,175,666	1,888,419
	(Mr. Waycaster)	(Mr. Waycaster)
2024	$3,512,565	$3,617,813	$2,039,419	$1,791,246	$116.18	$139.40	$195,457	$2.76
2023	2,808,744	2,188,363	1,787,796	1,415,290	106.47	107.45	144,678	3.15
2022	3,527,390	3,047,526	2,063,465	1,847,105	115.35	104.16	166,068	3.00
2021	3,190,763	3,483,712	1,942,720	2,086,277	113.42	128.06	175,892	2.98

Named Executive Officers, Footnote			In 2025, Mr. Waycaster retired as chief executive officer on April 30, 2025, succeeded by Mr. Chapman, who became our PEO; prior to his retirement and for 2024, 2023, 2022 and 2021, Mr. Waycaster was our PEO. (2)For 2025, our named executive officers other than our PEOs were James C. Mabry IV, M. Ray (Hoppy) Cole, Jr., Curtis J. Perry and Mark W. Jeanfreau. For 2024, 2023, 2022 and 2021, our named executive officers other than our PEO were James C. Mabry IV, E. Robinson McGraw, Kevin D. Chapman and Curtis J. Perry.
Peer Group Issuers, Footnote			We use the S&P U.S. BMI Banks - Southeast Region Index as the peer group in the table, which is the same peer group that we use for purposes of the stock performance graph contained in our Annual Report on Form 10-K for the year ended December 31, 2025. The S&P U.S. BMI Banks - Southeast Region Index, is a peer group of 51 regional bank holding companies, whose common stock is traded either on the New York Stock Exchange, NYSE Amex or NASDAQ, and which are headquartered in Alabama, Arkansas, Florida, Georgia, Mississippi, North Carolina, South Carolina, Tennessee, Virginia and West Virginia.
PEO Total Compensation Amount				$ 3,512,565	$ 2,808,744	$ 3,527,390	$ 3,190,763
PEO Actually Paid Compensation Amount				3,617,813	2,188,363	3,047,526	3,483,712
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the table below.

	2025 (Chapman)	2025 (Waycaster)	2024 (Waycaster)	2023 (Waycaster)	2022 (Waycaster)	2021 (Waycaster)
SCT Total Compensation	$3,356,927	$2,175,666	$3,512,565	$2,808,744	$3,527,390	$3,190,763
Less: Stock Award Values Reported in SCT for the Covered Year	(1,083,011)	(689,189)	(1,239,222)	(1,304,934)	(1,186,635)	(1,113,326)
Plus: Fair Value of Outstanding Unvested Stock Awards Granted in the Covered Year	1,066,955	678,971	1,315,386	1,202,443	1,164,763	1,254,475
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(18,013)	(26,418)	94,999	(181,854)	(17,300)	178,336
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	(6,168)	(9,461)	21,095	(64,624)	(5,400)	50,237
Less: Fair Value of Stock Awards Forfeited during the Covered Year	(134,400)	(206,177)	(71,429)	(258,258)	(435,292)	(76,773)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(34,973)	(15,581)	(13,154)	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	$3,182,290	$1,888,419	$3,617,813	$2,188,363	$3,047,526	$3,483,712

Non-PEO NEO Average Total Compensation Amount			$ 1,834,272	2,039,419	1,787,796	2,063,465	1,942,720
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,731,691	1,791,246	1,415,290	1,847,105	2,086,277
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for non-PEO NEOs” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the table below.

	2025 (Non-PEO NEOs)	2024 (Non-PEO NEOs)	2023 (Non-PEO NEOs)	2022 (Non-PEO NEOs)	2021 (Non-PEO NEOs)
SCT Total Compensation	$1,834,272	$2,039,419	$1,787,796	$2,063,465	$1,942,720
Less: Stock Award Values Reported in SCT for the Covered Year	(510,298)	(750,553)	(750,256)	(658,486)	(646,352)
Plus: Fair Value of Outstanding Unvested Stock Awards Granted in the Covered Year	509,669	505,516	725,492	748,477	750,699
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(7,673)	49,813	(110,060)	(9,615)	86,005
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	(1,091)	6,685	(47,427)	(24,189)	38,249
Less: Fair Value of Stock Awards Forfeited during the Covered Year	(55,076)	(24,192)	(143,854)	(272,547)	(61,765)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(38,112)	(35,442)	(46,401)	—	(23,279)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—
Compensation Actually Paid	$1,731,691	$1,791,246	$1,415,290	$1,847,105	$2,086,277

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

•Adjusted diluted earnings per share (non-GAAP)	•Efficiency ratio
•Return on average tangible common equity (non-GAAP)	•Return on average assets (PPNR) (non-GAAP)
•Total shareholder return

Total Shareholder Return Amount			$ 119.25	116.18	106.47	115.35	113.42
Peer Group Total Shareholder Return Amount			187.40	139.40	107.45	104.16	128.06
Net Income (Loss)			$ 181,272,000	$ 195,457,000	$ 144,678,000	$ 166,068,000	$ 175,892,000
Company Selected Measure Amount | $ / shares			3.06	2.76	3.15	3.00	2.98
Measure:: 1
Pay vs Performance Disclosure
Name			•Adjusted diluted earnings per share (non-GAAP)
Non-GAAP Measure Description			Adjusted diluted EPS is a non-GAAP financial measure. Please refer to Appendix A, Non-GAAP Financial Measures, for more information about this measure as well as a reconciliation of this measure to its most comparable measure under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name			•Return on average tangible common equity (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name			•Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name			•Efficiency ratio
Measure:: 5
Pay vs Performance Disclosure
Name			•Return on average assets (PPNR) (non-GAAP)
Chapman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,356,927
PEO Actually Paid Compensation Amount			3,182,290
PEO Name		Mr. Chapman
Waycaster [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,175,666	$ 3,512,565	$ 2,808,744	$ 3,527,390
PEO Actually Paid Compensation Amount			1,888,419	$ 3,617,813	$ 2,188,363	$ 3,047,526
PEO Name	Mr. Waycaster			Mr. Waycaster	Mr. Waycaster	Mr. Waycaster	Mr. Waycaster
McGraw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 3,190,763
PEO Actually Paid Compensation Amount							3,483,712
PEO | Chapman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chapman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Chapman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,083,011)
PEO | Chapman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,066,955
PEO | Chapman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,013)
PEO | Chapman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,168)
PEO | Chapman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(134,400)
PEO | Waycaster [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,973)	$ (15,581)	$ (13,154)	$ 0
PEO | Waycaster [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Waycaster [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(689,189)	(1,239,222)	(1,304,934)	(1,186,635)
PEO | Waycaster [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			678,971	1,315,386	1,202,443	1,164,763
PEO | Waycaster [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,418)	94,999	(181,854)	(17,300)
PEO | Waycaster [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,461)	21,095	(64,624)	(5,400)
PEO | Waycaster [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(206,177)	(71,429)	(258,258)	(435,292)
PEO | McGraw [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | McGraw [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | McGraw [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,113,326)
PEO | McGraw [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,254,475
PEO | McGraw [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							178,336
PEO | McGraw [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							50,237
PEO | McGraw [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(76,773)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(38,112)	(35,442)	(46,401)	0	(23,279)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(510,298)	(750,553)	(750,256)	(658,486)	(646,352)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			509,669	505,516	725,492	748,477	750,699
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,673)	49,813	(110,060)	(9,615)	86,005
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,091)	6,685	(47,427)	(24,189)	38,249
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (55,076)	$ (24,192)	$ (143,854)	$ (272,547)	$ (61,765)